SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Income and Value Added Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Liability recorded for uncertain tax positions
Maximum Value Added Tax rate	17.00%
PRC tax authorities [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open tax year	2010
PRC tax authorities [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open tax year	2015